Spin-off	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Spin-off

4.	Spin-off.

On January 30, 2015, FRP Holdings, Inc. (Nasdaq GM: FRPH) (the “Company” or “FRP”) completed the spin-off of its transportation business into a new, separately traded public company - Patriot Transportation Holding, Inc. (Nasdaq GM: PATI) (“Patriot”) - resulting in FRP becoming a pure real estate company. As a result, the former transportation segment is reported as a discontinued operation without any corporate overhead allocation. Hence, all corporate overhead attributable to the transportation group through the date of the spin-off is included in “corporate expense” on the Company’s historical consolidated income statements.

The results of operations associated with discontinued operations for fiscal 2015 were as follows (in thousands):

Year ended
September 30,
2015
Revenue	$41,800

Cost of operations	38,195
Operating profit	3,605
Interest expense	(33)
Income before income taxes	3,572
Provision for income taxes	1,393
Income from discontinued operations	$2,179